United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/2007

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       11/13/07
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 145
Form 13F Information Table Value Total: 223,899
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                                VALUE    SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT  PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------          -------------   --------  -------    -------   -- --- ------  -------  ----      -----  ---

Bunge Limited                      Equities        G16962105       1,537    14,300SH     SOLE                 14,300
Frontline Ltd                      Equities        G3682E127         241     5,000SH     SOLE                  5,000
Garmin Ltd                         Equities        G37260109         537     4,500SH     SOLE                  4,500
UTI Worldwide Inc                  Equities        G87210103         552    24,000SH     SOLE                 24,000
Transocean Inc                     Equities        G90076103         317     2,800SH     SOLE                  2,800
AES Corp                           Equities        00130H105         403    20,100SH     SOLE                 20,100
AT&T Inc                           Equities        00206R102         539    12,746SH     SOLE                 12,746
Adobe Systems Inc                  Equities        00724f101         569    13,025SH     SOLE                 13,025
Allegheny Tech Inc New             Equities        01741R102         308     2,800SH     SOLE                  2,800
America Movil Sa L Adr             Sponsored ADR   02364W105         802    12,525SH     SOLE                 12,525
American Capital Strategies        Equities        024937104         278     6,500SH     SOLE                  6,500
American Express Co                Equities        025816109         370     6,230SH     SOLE                  6,230
American International Group I     Equities        026874107         898    13,275SH     SOLE                 13,275
Apache Corp                        Equities        037411105         874     9,704SH     SOLE                  9,704
Apple Computer Inc                 Equities        037833100       1,605    10,455SH     SOLE                 10,455
Archer-Daniels-Midland Co          Equities        039483102         433    13,075SH     SOLE                 13,075
Arrow Electronics Inc              Equities        042735100         213     5,000SH     SOLE                  5,000
AstraZeneca PLC                    Equities        046353108         202     4,040SH     SOLE                  4,040
Autodesk Inc                       Equities        052769106         625    12,500SH     SOLE                 12,500
Autoliv Inc                        Equities        052800109         477     7,975SH     SOLE                  7,975
AXA ADS                            Sponsored ADR   054536107         482    10,802SH     SOLE                 10,802
Berkshire Hathaway Cl A            Equities        084670108     126,687     1,069SH     SOLE                  1,069
Berkshire Hathaway Cl B            Equities        084670207       1,569       397SH     SOLE                    397
Best Buy Co Inc                    Equities        086516101         626    13,592SH     SOLE                 13,592
Boeing Co                          Equities        097023105         210     2,000SH     SOLE                  2,000
CHC Helicopter Corp                Equities        12541C203         253    10,000SH     SOLE                 10,000
CH Robinson Worldwide Inc          Equities        12541W209         673    12,400SH     SOLE                 12,400
CIT Group Inc                      Equities         125581108        223     5,550SH     SOLE                  5,550
CNOOC Ltd                          Sponsored ADR    126132109        407     2,446SH     SOLE                  2,446
CVS Corp                           Equities         126650100        399    10,075SH     SOLE                 10,075
Carnival Corp                      Paired CTF       143658300        339     7,000SH     SOLE                  7,000
Caterpillar Inc                    Equities         149123101        443     5,650SH     SOLE                  5,650
Celgene Corp                       Equities         151020104        282     3,950SH     SOLE                  3,950
Cemex Sa Adr                       Sponsored ADR    151290889        377    12,595SH     SOLE                 12,595
ChevronTexaco Corp.                Equities         166764100        993    10,612SH     SOLE                 10,612
Chicago Bridge & Iron              NY Registry SH   167250109        398     9,250SH     SOLE                  9,250
Cisco Systems Inc                  Equities        17275R102       1,761    53,145SH     SOLE                 53,145
Citigroup Inc                      Equities         172967101      1,159    24,838SH     SOLE                 24,838
Citrix Systems Inc                 Equities         177376100        448    11,105SH     SOLE                 11,105
Clorox Co                          Equities         189054109        384     6,300SH     SOLE                  6,300
Coach Inc                          Equities         189754104      1,650    34,900SH     SOLE                 34,900
Commerce Bancorp Inc NJ            Equities         200519106        206     5,300SH     SOLE                  5,300
Companhia Vale Do ADR              Sponsored ADR    204412209        638    18,798SH     SOLE                 18,798
ConocoPhillips                     Equities        20825C104         630     7,175SH     SOLE                  7,175
Constellation Brands Inc           Equities        21036P108         489    20,200SH     SOLE                 20,200
Corning Inc                        Equities         219350105        690    27,974SH     SOLE                 27,974
Countrywide Financial Inc          Equities         222372104        349    18,375SH     SOLE                 18,375
Danaher Corp                       Equities         235851102      1,077    13,025SH     SOLE                 13,025
Devon Energy Corp                  Equities        25179M103         437     5,248SH     SOLE                  5,248
Diamonds Trust                     Unit Trusts      252787106        257     1,850SH     SOLE                  1,850
Walt Disney Co                     Equities         254687106        255     7,414SH     SOLE                  7,414
Dominion Resources Inc             Equities        25746U109         679     8,050SH     SOLE                  8,050
Duke Energy Corp.                  Equities        26441C105         216    11,540SH     SOLE                 11,540
EMC Corp                           Equities         268648102        531    25,536SH     SOLE                 25,536
Ensco International Inc            Equities        26874Q100         673    12,000SH     SOLE                 12,000
Emerson Electric Co                Equities         291011104        224     4,200SH     SOLE                  4,200
Enterprise Products Partners       Unit Ltd Partn   293792107      1,130    37,350SH     SOLE                 37,350
Exelon Corporation                 Equities        30161N101         317     4,200SH     SOLE                  4,200
Exxon Mobil Corporation            Equities        30231G102       2,508    27,100SH     SOLE                 27,100
FedEx Corp                         Equities        31428X106         974     9,300SH     SOLE                  9,300
Fluor Corp                         Equities         343412102        216     1,500SH     SOLE                  1,500
Gamestop Corp Cl A New             Equities        36467W109         206     3,648SH     SOLE                  3,648
General Electric Co                Equities         369604103      1,931    46,635SH     SOLE                 46,635
Gilead Sciences Inc                Equities         375558103      1,009    24,700SH     SOLE                 24,700
GlaxoSmithkline Plc                Sponsored ADR   37733W105         271     5,097SH     SOLE                  5,097
Goldman Sachs Group Inc            Equities        38141G104         922     4,255SH     SOLE                  4,255
Grupo Televisa SA DE CV SPON A     Sp ADR Rep Ord  40049J206         422    17,472SH     SOLE                 17,472
HSBC Holdings PLC Spon ADR         Sponsored ADR    404280406        475     5,131SH     SOLE                  5,131
Hewlett-Packard Co                 Equities         428236103        418     8,398SH     SOLE                  8,398
Holly Corp                         Equities         435758305        299     5,000SH     SOLE                  5,000
Home Depot Inc                     Equities         437076102        201     6,195SH     SOLE                  6,195
Honeywell International Inc        Equities         438516106        275     4,625SH     SOLE                  4,625
Huaneng Power International In     Sponsored ADR    443304100        331     6,271SH     SOLE                  6,271
Icici Bank Ltd Adr                 Sponsored ADR   45104G104         797    15,127SH     SOLE                 15,127
Infosys Technologies Ltd           Sponsored ADR    456788108        508    10,507SH     SOLE                 10,507
Intel Corp                         Equities         458140100        584    22,600SH     SOLE                 22,600
International Business Machine     Equities         459200101        701     5,950SH     SOLE                  5,950
iShares MSCI Emerging Markets      Unit Trusts      464287234        480     3,215SH     SOLE                  3,215
iShares MSCI EAFE Index Fund       Unit Trusts      464287465        533     6,450SH     SOLE                  6,450
iShares S&P Smallcap 600           Unit Trusts      464287804      1,383    19,830SH     SOLE                 19,830
IShares Trust DJ Total Market      Unit Trusts      464287846        334     4,500SH     SOLE                  4,500
J.P. Morgan Chase & Co             Equities        46625H100         974    21,247SH     SOLE                 21,247
Johnson & Johnson                  Equities         478160104      1,434    21,825SH     SOLE                 21,825
KLA-Tencor Corp                    Equities         482480100        735    13,175SH     SOLE                 13,175
Kinder Morgan Energy Partners      Unit Ltd Partn   494550106        236     4,775SH     SOLE                  4,775
L-3 Communications Holdings In     Equities         502424104      1,279    12,525SH     SOLE                 12,525
Lehman Bros. Holdings Inc          Equities         524908100        265     4,300SH     SOLE                  4,300
MEMC Electronic Materials          Equities         552715104        753    12,800SH     SOLE                 12,800
Medtronic Inc                      Equities         585055106        929    16,460SH     SOLE                 16,460
Merrill Lynch & Co                 Equities         590188108      1,080    15,150SH     SOLE                 15,150
Metlife Inc                        Equities        59156R108       1,274    18,275SH     SOLE                 18,275
Microsoft Corp.                    Equities         594918104        847    28,747SH     SOLE                 28,747
S&P Midcap 400 SPDRs               Unit Trusts      595635103        330     2,050SH     SOLE                  2,050
Monsanto Co                        Equities        61166w101         343     4,000SH     SOLE                  4,000
Morgan Stanley & Co                Equities         617446448        370     5,871SH     SOLE                  5,871
Nobel Learning Communities Inc     Equities         654889104        234    15,630SH     SOLE                 15,630
Noble Energy Inc                   Equities         654894104        634     9,050SH     SOLE                  9,050
Nokia Corporation                  Sponsored ADR    654902204      1,118    29,482SH     SOLE                 29,482
Noble Corp                         Equities         655042109        785    16,000SH     SOLE                 16,000
Norfolk Southern Corp              Equities         655844108        268     5,171SH     SOLE                  5,171
Northern Trust Corp                Equities         665859104        888    13,400SH     SOLE                 13,400
Oneok Partners LP                  Unit Ltd Partn  68268N103         654    11,000SH     SOLE                 11,000
Oracle Corp                        Equities        68389X105         310    14,300SH     SOLE                 14,300
Patterson UTI Energy Inc           Equities         703481101        230    10,175SH     SOLE                 10,175
Peabody Energy Corp                Equities         704549104        239     5,000SH     SOLE                  5,000
Pepsico Inc.                       Equities         713448108        859    11,725SH     SOLE                 11,725
Petroleo Brasileiro Adr            Sponsored ADR   71654V408         659     8,728SH     SOLE                  8,728
Petroleum Development Corp         Equities         716578109        665    15,000SH     SOLE                 15,000
Plains All American Pipeline L     Unit Ltd Partn   726503105        311     5,700SH     SOLE                  5,700
Plains Exploration & Productio     Equities         726505100        520    11,750SH     SOLE                 11,750
Powershs Water Resources Ptf       Unit Trusts     73935X575         273    12,800SH     SOLE                 12,800
Praxair Inc                        Equities        74005P104       2,031    24,250SH     SOLE                 24,250
Precision Castparts Corp           Equities         740189105        736     4,975SH     SOLE                  4,975
Procter & Gamble Co.               Equities         742718109      1,229    17,475SH     SOLE                 17,475
Qualcomm Inc                       Equities         747525103        854    20,200SH     SOLE                 20,200
RyanAir Holdings PLC               Sponsored ADR    783513104        221     5,333SH     SOLE                  5,333
S&P DEP Receipts                   Unit Trusts     78462F103       2,033    13,326SH     SOLE                 13,326
SAP Aktiengesell                   Sponsored ADR    803054204        214     3,651SH     SOLE                  3,651
Schlumberger Ltd                   Equities         806857108      2,113    20,128SH     SOLE                 20,128
Consumer Staples Sector SPDR F     Unit Trusts     81369Y308         221     7,900SH     SOLE                  7,900
Starbucks Corp                     Equities         855244109      1,199    45,775SH     SOLE                 45,775
Streetracks Gold TRUST             Unit Trusts      863307104        221     3,000SH     SOLE                  3,000
Symantec Corp                      Equities         871503108        399    20,600SH     SOLE                 20,600
Taiwan Semiconductor MFG Co LT     Sponsored ADR    874039100        261    25,803SH     SOLE                 25,803
Take Two Interactive Software      Equities         874054109        256    15,000SH     SOLE                 15,000
Target Corporation                 Equities        87612E106       1,167    18,350SH     SOLE                 18,350
Tata Motors LTD                    Sponsored ADR    876568502        413    21,588SH     SOLE                 21,588
Telefonos de Mexico S A SPON A     ADR ord L        879403780        649    19,750SH     SOLE                 19,750
Teva Pharmaceutical Ind            Sponsored ADR    881624209      1,402    31,519SH     SOLE                 31,519
Texas Instruments, Inc.            Equities         882508104        764    20,870SH     SOLE                 20,870
Textron Incorporated               Equities         883203101        588     9,450SH     SOLE                  9,450
Thoratec Corp                      Equities         885175307        897    43,350SH     SOLE                 43,350
3M Company                         Equities        88579Y101         983    10,500SH     SOLE                 10,500
Unibanco-Uniao de Bancos Brasi     GDR REPPFD      90458E107       1,050     7,979SH     SOLE                  7,979
Valero Energy Corp                 Equities        91913Y100       1,559    23,200SH     SOLE                 23,200
Varian Medical Systems Inc         Equities        92220P105         839    20,025SH     SOLE                 20,025
Verizon Communications             Equities        92343V104         305     6,877SH     SOLE                  6,877
Vodafone Group PLC                 Sponsored ADR   92857W100       1,064    29,300SH     SOLE                 29,300
Walgreen Company                   Equities         931422109        475    10,050SH     SOLE                 10,050
WellPoint, Inc.                    Equities        94973V107       1,252    15,863SH     SOLE                 15,863
Wells Fargo & Co.                  Equities         949746101      1,365    38,320SH     SOLE                 38,320
Williams Companies Inc.            Equities         969457100        438    12,850SH     SOLE                 12,850
Windstream Corp                    Equities        97381W104         183    12,925SH     SOLE                 12,925
Wm Wrigley Jr Co                   Equities         982526105        366     5,706SH     SOLE                  5,706
Zimmer Holdings Inc                Equities        98956P102         537     6,630SH     SOLE                  6,630